INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAXES
Schedule of Loss from continuing operations before income tax expense

	For the years ended December 31,
	2013	2014	2015
	RMB’000	RMB’000	RMB’000	US$’000

Non-PRC	(6,777)	8,533	(2,302)	(355)
PRC	(26,157)	(18,471)	(109,047)	(16,834)

	(32,934)	(9,938)	(111,349)	(17,189)

Schedule of income tax expense
	For the years ended December 31,
	2013	2014	2015
	RMB’000	RMB’000	RMB’000	US$’000

Current	(11,809)	11,837	2,665	411
Deferred	13,104	(14,934)	(25,279)	(3,902)

	1,295	(3,097)	(22,614)	(3,491)

Schedule of reconciliation of tax computed by applying the statutory income tax rate to income tax expense

	For the years ended December 31,
	2013	2014	2015
	RMB’000	RMB’000	RMB’000	US$’000

Loss before income tax expense	(32,934)	(9,938)	(111,349)	(17,189)

Income tax computed at PRC statutory tax rate of 25%	(8,233)	(2,485)	(27,838)	(4,297)
Preferential tax rates	(50)	2,192	3,335	515
International rate differences	1,496	2,169	(1,745)	(269)
Additional 50% tax deduction for qualified research and development expenses	(7,227)	(10,861)	(9,531)	(1,472)
Non-deductible expenses	22,389	8,629	18,564	2,866
Effect of changes in tax rates on deferred taxes	3,947	(5,575)	(1,406)	(218)
Changes in unrecognized tax benefits	2,738	616	(1,939)	(299)
Changes in the valuation allowance	(2,123)	1,980	(1,949)	(301)
Effect of changes in tax rates on prior year tax	(11,642)	—	—	—
Other permanent difference	—	238	(105)	(16)

Income tax expense (benefit)	1,295	(3,097)	(22,614)	(3,491)

Schedule of the components of deferred tax assets and liabilities

	For the years ended December 31,
	2014	2015
	(RMB’000)	(RMB’000)	(US$’000)

Deferred tax assets:
Current:
- Allowance for doubtful accounts	9,149	8,392	1,296
- Deferred government grant	5,604	2,454	379
- Accruals	6,061	7,077	1,092
Less: valuation allowance	(156)	—	—

Net current deferred tax assets	20,658	17,923	2,767

Non-current:
- Tax losses	2,218	8,112	1,252
- Property and equipment	980	2,093	324
- Deferred government grant	—	1,266	195
- Intangible assets	—	322	50
Less: valuation allowance	(2,218)	(425)	(66)

Net non-current deferred tax assets	980	11,368	1,755

Total Deferred tax assets	21,638	29,291	4,522

Deferred tax liabilities:
Non-current:
- Property and equipment	44	—	—

Net non-current deferred tax liabilities	44	—	—

Total Deferred tax liabilities	44	—	—

Schedule of roll-forward of accrued unrecognized tax benefits

	December 31,
	2014	2015
	RMB’000	RMB’000	US$’000

Balance—beginning	24,301	24,917	3,847
Increase based on tax positions related to the current year	1,518	321	49
Decrease of tax positions related to prior year	(902)	(2,260)	(349)
Reclassified as liabilities held for sale (Note 10)	—	(4,813)	(743)

Balance—ending	24,917	18,165	2,804